Property, Plant and Equipment, Net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Capitalized software, net	$ 0.8	$ 0.9
Capitalized software, accumulated amortization	7.4	6.7
Capitalized software, amortization	$ 0.7	$ 1.0